Document and Entity Information	0 Months Ended
Dec. 31, 2012
Risk/Return:
Document Type	497
Document Period End Date	Dec 31, 2012
Registrant Name	FPA FUNDS TRUST
Central Index Key	0000924727
Amendment Flag	false
Document Creation Date	Aug 15, 2013
Document Effective Date	Aug 15, 2013
Prospectus Date	Apr 30, 2013
FPA Crescent Fund | FPA Crescent Fund
Risk/Return:
Trading Symbol	FPACX

FPA Crescent Fund
FPA Crescent Fund

FPA FUNDS TRUST'S FPA CRESCENT FUND
SUPPLEMENT DATED AUGUST 15, 2013, TO PROSPECTUS DATED APRIL 30, 2013

The Board of Trustees of FPA Funds Trust has approved a change in the investment objective of FPA Crescent Fund (the "Fund"). First Pacific Advisors, LLC, the Fund's investment adviser, does not anticipate that the change to the Fund's investment objective will impact the management of the Fund's portfolio.

The Fund's Prospectus is revised as described below.

The sections of the Fund's Prospectus entitled "Investment Objective" in the "SUMMARY SECTION" of the Prospectus and under "INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES, AND PRINCIPAL RISKS" are deleted and replaced as follows:

The Fund seeks to generate equity-like returns over the long-term, take less risk than the market and avoid permanent impairment of capital. The Fund may change its investment objective without shareholder approval.

Label	Element	Value
FPA Crescent Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000924727_SupplementTextBlock

FPA FUNDS TRUST'S FPA CRESCENT FUND
SUPPLEMENT DATED AUGUST 15, 2013, TO PROSPECTUS DATED APRIL 30, 2013

The Board of Trustees of FPA Funds Trust has approved a change in the investment objective of FPA Crescent Fund (the "Fund"). First Pacific Advisors, LLC, the Fund's investment adviser, does not anticipate that the change to the Fund's investment objective will impact the management of the Fund's portfolio.

The Fund's Prospectus is revised as described below.

Risk/Return [Heading]	rr_RiskReturnHeading	FPA Crescent Fund
Objective [Heading]	rr_ObjectiveHeading	The sections of the Fund's Prospectus entitled "Investment Objective" in the "SUMMARY SECTION" of the Prospectus and under "INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES, AND PRINCIPAL RISKS" are deleted and replaced as follows:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to generate equity-like returns over the long-term, take less risk than the market and avoid permanent impairment of capital. The Fund may change its investment objective without shareholder approval.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 30, 2013